Incentive Award Plan and Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock available for issuance		4,100,000
Value of shares surrendered for payment of federal and state withholding taxes		$ 3,542	$ 753	$ 4,272
Unamortized stock-based compensation expense		$ 17,700
Requisition service period		3 months
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 16,600	$ 9,600	$ 13,300
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employer matching contribution (up to)		4.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares surrendered for payment of federal and state withholding taxes		400,000	100,000	400,000
Value of shares surrendered for payment of federal and state withholding taxes		$ 3,500	$ 800	$ 4,300
Grants in period (in shares)		1,103,563	948,793	495,688
Deferred compensation expense		$ 9,900
Requisite service period of awards		3 years
Weighted average recognition period		1 year 10 months 24 days
Unamortized stock-based compensation expense		$ 10,000
Restricted Stock | Directors Officers and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)		1,100,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)		858,226	400,800	279,199
Vesting Period	3 years
Weighted average recognition period		2 years 2 months 15 days
Accrued dividend rights		$ 800	$ 500
Aggregate shares that would have released under annual performance award		1,000,000
Unamortized stock-based compensation expense		$ 7,700
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent multiplier for shares granted	0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent multiplier for shares granted	250.00%